Disclosure of detailed information about flow-through share premium liability (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Flow-through share premium liability, beginning balance	CAD 179,212	CAD 0
Liability incurred on flow-through shares issued	130,000	393,464
Settlement of flow-through share liability on expenditure made	(199,961)	(214,252)
Flow-through share premium liability, ending balance	CAD 109,251	CAD 179,212